INCOME TAX - Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax expense (income), amount [Abstract]
Loss before tax	$ (158,133)	$ (520,118)	$ (445,724)
At the statutory blended US federal and state income tax rate of 25.1% (2023: 24.3%; 2022: 28.1%)	(39,644)	(126,638)	(125,293)
Effect of tax rate differences and preferential tax rate in other countries and regions	3,857	51,092	15,129
Research and development credit	(13,323)	(8,942)	(24,970)
State rate change	(3,161)	5,959	(107)
Effect of non-deductible expenses	4,950	2,111	1,829
Tax losses and deductible temporary differences not recognized	53,856	83,054	137,912
Share-based compensation income tax benefit	(1,122)	(7,911)	(4,050)
Special tax adjustment	8,657	0	0
Others	4,823	(589)	175
Tax charge/(benefit) at the Company’s effective rate	$ 18,893	$ (1,864)	$ 625
Tax expense (income), effective tax rate [Abstract]
At the statutory blended US federal and state income tax rate of 25.1% (2023: 24.3%; 2022: 28.1%)	25.10%	24.30%	28.10%
Effect of tax rate differences and preferential tax rate in other countries and regions	(2.40%)	(9.80%)	(3.40%)
Research and development credit	8.40%	1.70%	5.60%
State rate change	2.00%	(1.10%)	0.00%
Effect of non-deductible expenses	(3.10%)	(0.40%)	(0.40%)
Tax losses and deductible temporary differences not recognized	(34.10%)	(16.00%)	(30.90%)
Share-based compensation income tax benefit	0.70%	1.50%	0.90%
Special tax adjustment	(5.50%)	0.00%	0.00%
Others	(3.00%)	0.20%	0.00%
Tax charge/(benefit) at the Company’s effective rate	(11.90%)	0.40%	(0.10%)